UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Emerging Markets Equity Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Emerging Markets Equity Fund
Class A [TEDMX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$80	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Equity Fund	PAGE 1	711-STSR-0826

Templeton Emerging Markets Equity Fund
Class C [TDMTX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$124	2.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Equity Fund	PAGE 1	791-STSR-0826

Templeton Emerging Markets Equity Fund
Class R [TDMRX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$95	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Equity Fund	PAGE 1	891-STSR-0826

Templeton Emerging Markets Equity Fund
Class R6 [FDEVX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$59	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Equity Fund	PAGE 1	344-STSR-0826

Templeton Emerging Markets Equity Fund
Advisor Class [TDADX]
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets Equity Fund (previously known as Templeton Developing Markets Trust) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$65	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,732,053,272
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	12.14%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Equity Fund	PAGE 1	611-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Emerging Markets
Equity Fund
(formerly, Templeton Developing Markets Trust)
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Changes In and Disagreements with Accountants 26
Results of Meeting(s) of Shareholders 26
Remuneration Paid to Directors, Officers and Others 26
Board Approval of Management and Subadvisory Agreements 26

Templeton Developing Markets Trust
Financial Highlights
Templeton Emerging Markets Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.44 $18.77 $17.92 $16.52 $22.41 $25.42
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.30 0.33 0.42
c
0.37 0.17
d
Net realized and unrealized gains (losses) 9.84 8.06 1.01 1.60 (5.40) (1.66)
Total from investment operations ........ 9.96 8.36 1.34 2.02 (5.03) (1.49)
Less distributions from:
Net investment income .............. — (0.46) (0.30) (0.54) (0.41) (0.49)
Net realized gains ................. — (0.23) (0.19) (0.08) (0.45) (1.03)
Total distributions ................... — (0.69) (0.49) (0.62) (0.86) (1.52)
Net asset value, end of period .......... $36.40 $26.44 $18.77 $17.92 $16.52 $22.41
Total return
e
....................... 37.67% 44.68% 7.39% 12.33% (22.21)% (5.80)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.44% 1.51% 1.52% 1.55% 1.55% 1.54%
Expenses net of waiver and payments by
affiliates .......................... 1.36% 1.38% 1.38% 1.38% 1.38% 1.38%
Net investment income ............... 0.80% 1.35% 1.74% 2.37%
c
2.01% 0.64%
d
Supplemental data
Net assets , end of period (000’s) ........ $1,251,527 $911,242 $692,501 $699,520 $681,700 $969,062
Portfolio turnover rate ................ 12.14% 19.14% 17.75% 26.63% 21.97% 21.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.61%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.86 $18.38 $17.55 $16.19 $21.95 $24.83
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 0.13 0.18 0.28
c
0.22 (0.04)
d
Net realized and unrealized gains (losses) 9.60 7.87 1.00 1.55 (5.27) (1.58)
Total from investment operations ........ 9.61 8.00 1.18 1.83 (5.05) (1.62)
Less distributions from:
Net investment income .............. — (0.29) (0.16) (0.39) (0.26) (0.23)
Net realized gains ................. — (0.23) (0.19) (0.08) (0.45) (1.03)
Total distributions ................... — (0.52) (0.35) (0.47) (0.71) (1.26)
Net asset value, end of period .......... $35.47 $25.86 $18.38 $17.55 $16.19 $21.95
Total return
e
....................... 37.21% 43.58% 6.62% 11.39% (22.79)% (6.48)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.19% 2.26% 2.26% 2.30% 2.31% 2.29%
Expenses net of waiver and payments by
affiliates .......................... 2.11% 2.13% 2.13% 2.13% 2.13% 2.13%
Net investment income (loss) .......... 0.06% 0.61% 0.99% 1.63%
c
1.21% (0.15)%
d
Supplemental data
Net assets , end of period (000’s) ........ $24,431 $16,570 $14,160 $16,257 $18,373 $30,956
Portfolio turnover rate ................ 12.14% 19.14% 17.75% 26.63% 21.97% 21.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.87%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $25.79 $18.34 $17.49 $16.15 $21.93 $24.96
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.24 0.28 0.37
c
0.31 0.13
d
Net realized and unrealized gains (losses) 9.58 7.87 0.99 1.55 (5.27) (1.65)
Total from investment operations ........ 9.67 8.11 1.27 1.92 (4.96) (1.52)
Less distributions from:
Net investment income .............. — (0.43) (0.23) (0.50) (0.37) (0.48)
Net realized gains ................. — (0.23) (0.19) (0.08) (0.45) (1.03)
Total distributions ................... — (0.66) (0.42) (0.58) (0.82) (1.51)
Net asset value, end of period .......... $35.46 $25.79 $18.34 $17.49 $16.15 $21.93
Total return
e
....................... 37.50% 44.31% 7.16% 12.00% (22.40)% (6.03)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.76% 1.76% 1.80% 1.80% 1.80%
Expenses net of waiver and payments by
affiliates .......................... 1.61% 1.63% 1.63% 1.63% 1.63% 1.63%
Net investment income ............... 0.56% 1.10% 1.49% 2.12%
c
1.76% 0.52%
d
Supplemental data
Net assets , end of period (000’s) ........ $63,266 $40,939 $23,925 $29,704 $26,150 $37,252
Portfolio turnover rate ................ 12.14% 19.14% 17.75% 26.63% 21.97% 21.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.36%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.18 $18.58 $17.74 $16.37 $22.22 $25.23
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.38 0.40 0.48
c
0.42 0.27
d
Net realized and unrealized gains (losses) 9.75 8.00 1.00 1.58 (5.33) (1.66)
Total from investment operations ........ 9.92 8.38 1.40 2.06 (4.91) (1.39)
Less distributions from:
Net investment income .............. — (0.55) (0.37) (0.61) (0.49) (0.59)
Net realized gains ................. — (0.23) (0.19) (0.08) (0.45) (1.03)
Total distributions ................... — (0.78) (0.56) (0.69) (0.94) (1.62)
Net asset value, end of period .......... $36.10 $26.18 $18.58 $17.74 $16.37 $22.22
Total return
e
....................... 37.94% 45.17% 7.80% 12.71% (21.90)% (5.42)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.12% 1.14% 1.15% 1.10% 1.14%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 1.01% 1.00% 1.00% 1.00%
Net investment income ............... 1.13% 1.66% 2.12% 2.75%
c
2.31% 1.06%
d
Supplemental data
Net assets , end of period (000’s) ........ $437,143 $322,271 $154,141 $163,456 $143,225 $214,696
Portfolio turnover rate ................ 12.14% 19.14% 17.75% 26.63% 21.97% 21.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.99%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $26.21 $18.61 $17.77 $16.40 $22.26 $25.27
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.36 0.38 0.45
c
0.41 0.24
d
Net realized and unrealized gains (losses) 9.75 7.99 1.00 1.59 (5.36) (1.66)
Total from investment operations ........ 9.92 8.35 1.38 2.04 (4.95) (1.42)
Less distributions from:
Net investment income .............. — (0.52) (0.35) (0.59) (0.46) (0.56)
Net realized gains ................. — (0.23) (0.19) (0.08) (0.45) (1.03)
Total distributions ................... — (0.75) (0.54) (0.67) (0.91) (1.59)
Net asset value, end of period .......... $36.13 $26.21 $18.61 $17.77 $16.40 $22.26
Total return
e
....................... 37.90% 44.96% 7.67% 12.58% (22.01)% (5.55)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.26% 1.26% 1.30% 1.30% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.11% 1.13% 1.13% 1.13% 1.13% 1.13%
Net investment income ............... 1.09% 1.60% 2.01% 2.58%
c
2.26% 0.92%
d
Supplemental data
Net assets , end of period (000’s) ........ $955,686 $595,860 $287,109 $243,109 $152,957 $221,055
Portfolio turnover rate ................ 12.14% 19.14% 17.75% 26.63% 21.97% 21.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.82%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.0%
Brazil 2.5%
Hypera SA ..................... Pharmaceuticals 2,197,606 $ 8,858,877
TOTVS SA ..................... Software 2,310,160 12,843,421
Vale SA ........................ Metals & Mining 2,564,877 38,694,501
XP, Inc., A ...................... Capital Markets 513,704 8,352,827
68,749,626
Chile 0.7%
a
Banco Santander Chile, ADR ....... Banks 602,632 19,844,672
China 18.0%
b
Alibaba Group Holding Ltd. ......... Broadline Retail 2,872,360 34,435,151
b,c
Baidu, Inc., A .................... Interactive Media & Services 1,186,567 16,939,493
a,d
Budweiser Brewing Co. APAC Ltd.,
144A, Reg S .................. Beverages 18,547,805 14,473,856
BYD Co. Ltd., H ................. Automobiles 6,421,724 59,503,173
China Merchants Bank Co. Ltd., A .... Banks 7,486,184 39,196,014
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 6,347,168 3,630,925
c
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 193,324 2,588,608
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 4,864,679 2,438,801
Haier Smart Home Co. Ltd., D ....... Household Durables 4,061,327 8,338,617
Henan Pinggao Electric Co. Ltd., A ... Electrical Equipment 11,528,896 30,126,442
c,d
Innovent Biologics, Inc., 144A, Reg S . Biotechnology 604,482 6,157,497
b
JD.com, Inc., A .................. Broadline Retail 332,914 4,241,457
b,d
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 1,623,915 8,704,005
NARI Technology Co. Ltd., A ........ Electrical Equipment 6,472,777 21,851,350
b
NetEase, Inc. ................... Entertainment 1,038,458 26,669,449
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 2,471,490 16,160,536
Prosus NV ..................... Broadline Retail 1,483,580 64,466,902
b
Tencent Holdings Ltd. ............. Interactive Media & Services 889,191 49,067,834
b,c,e
Trip.com Group Ltd. .............. Hotels, Restaurants & Leisure 526,278 20,924,928
Uni-President China Holdings Ltd. .... Food Products 8,394,482 7,224,766
Weichai Power Co. Ltd., A .......... Machinery 640,074 2,595,313
Weichai Power Co. Ltd., H ......... Machinery 2,945,885 12,922,369
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 1,230,263 1,922,056
c,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 8,292,748 36,882,466
491,462,008
Hong Kong 1.6%
Techtronic Industries Co. Ltd. ....... Machinery 2,616,414 43,541,203
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 642,717 24,914,370
India 7.6%
ACC Ltd. ....................... Construction Materials 424,919 5,964,470
Asahi India Glass Ltd. ............. Automobile Components 23,922 215,278
c
Ather Energy Ltd. ................ Automobiles 773,192 9,341,623
Bajaj Holdings & Investment Ltd. ..... Financial Services 146,718 16,457,839
Brigade Enterprises Ltd. ........... Real Estate Management & Development 1,108,246 5,877,109
a
Dr. Reddy's Laboratories Ltd., ADR ... Pharmaceuticals 489,809 7,097,332
c
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 5,167,464 14,483,126
Federal Bank Ltd. ................ Banks 1,794,924 6,266,832
HDFC Bank Ltd. ................. Banks 4,767,267 40,233,144
ICICI Bank Ltd. .................. Banks 3,847,419 56,161,667
Infosys Ltd. ..................... IT Services 875,750 9,284,690
c
Niva Bupa Health Insurance Co. Ltd. .. Insurance 10,345,186 9,257,165

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
c,d
Pine Labs Ltd., 144A, Reg S ........ Financial Services 8,349,906 $ 13,846,449
c
ReNew Energy Global plc, A ........ Independent Power and Renewable Electricity
Producers 1,943,038 12,143,988
206,630,712
Indonesia 0.2%
Astra International Tbk. PT ......... Industrial Conglomerates 23,551,351 5,953,697
Italy 0.1%
a,c,d
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 69,426 1,092,692
Mexico 1.8%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 4,515,008 47,653,182
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 154,816 8,818,319
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 5,216,660 10,127,569
Russia 0.0%
c,f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
c,f,g
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 2.3%
Discovery Ltd. ................... Insurance 1,941,162 31,344,973
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 971,369 14,862,828
Netcare Ltd. .................... Health Care Providers & Services 15,750,709 17,339,965
63,547,766
South Korea 30.0%
a,c,d
Delivery Hero SE, 144A, Reg S ...... Hotels, Restaurants & Leisure 482,357 19,739,398
Doosan Bobcat, Inc. .............. Machinery 454,378 18,379,429
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 24,676 6,388,251
Hyundai Motor Co. ............... Automobiles 105,491 34,386,292
KakaoBank Corp. ................ Banks 1,361,278 18,518,755
KT Skylife Co. Ltd. ............... Media 452,147 1,248,067
LG Corp. ....................... Industrial Conglomerates 556,111 35,243,700
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 213,796 5,755,827
NAVER Corp. ................... Interactive Media & Services 156,926 20,361,724
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,245,751 276,428,712
Samsung Life Insurance Co. Ltd. ..... Insurance 117,960 31,061,557
c
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 11,165 3,558,628
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 197,951 349,300,879
820,371,219
Taiwan 24.6%
c,d,e
FIT Hon Teng Ltd., 144A, Reg S ..... Electronic Equipment, Instruments &
Components 10,547,360 9,725,852
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 6,776,697 54,075,952
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 6,169,085 43,660,246
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 839,129 114,343,678
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,036,532 397,333,426

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 2,652,419 $ 53,427,005
672,566,159
Thailand 1.1%
Kasikornbank PCL ............... Banks 1,416,167 9,312,956
Kiatnakin Phatra Bank PCL ......... Banks 884,589 2,687,039
Minor International PCL ............ Hotels, Restaurants & Leisure 16,391,738 12,254,368
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 3,282,644
Thai Beverage PCL ............... Beverages 10,287,676 3,475,421
31,012,428
Turkiye 0.2%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 535,204 4,197,847
United Arab Emirates 0.5%
Emaar Development PJSC ......... Real Estate Management & Development 1,766,065 6,653,820
Emirates Central Cooling Systems Corp. Water Utilities 11,413,285 5,069,473
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 7,105,850 2,516,962
14,240,255
United States 1.2%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 409,892 15,875,117
Genpact Ltd. .................... Professional Services 626,877 17,239,118
33,114,235
Total Common Stocks (Cost $1,289,700,993) ....................................
2,567,837,959
a
Preferred Stocks 3.4%
Brazil 3.4%
Banco Bradesco SA, ADR .......... Banks 8,075,367 28,021,523
h
Itau Unibanco Holding SA, ADR, 3.59% Banks 4,817,241 39,356,859
h
Petroleo Brasileiro SA - Petrobras,
1.34% ....................... Oil, Gas & Consumable Fuels 3,347,711 24,513,003
91,891,385
Total Preferred Stocks (Cost $61,201,013) ......................................
91,891,385
a a a a a
Escrows and Litigation Trusts 0.0%
†
c
Hemisphere Properties India Ltd.,
Escrow Account ................ 365,082 536,629
c,f
Hemisphere Properties India Ltd.,
Escrow Account ................ 30,876 40,708
Total Escrows and Litigation Trusts (Cost $–) ...................................
577,337
Total Long Term Investments (Cost $1,350,902,006) .............................
2,660,306,681

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 4.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.7%
United States 3.7%
i,j
Franklin Institutional U.S. Government
Money Market Fund, 3.597% ...... 102,504,129 $ 102,504,129
Total Money Market Funds (Cost $102,504,129) .................................
102,504,129
k
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
i,j
Franklin Institutional U.S. Government
Money Market Fund, 3.597% ...... 7,924,481 7,924,481
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$7,924,481) .................................................................
7,924,481
a a a a a
Total Short Term Investments (Cost $110,428,610 ) ...............................
110,428,610
a a a
Total Investments (Cost $1,461,330,616) 101.4% ................................
$2,770,735,291
Other Assets, less Liabilities (1.4)% ...........................................
(38,682,019)
Net Assets 100.0% ...........................................................
$2,732,053,272
a a a
See Abbreviations on page 27.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at June 30, 2026. See Note 1(d).
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2026, the aggregate value of these securities was $160,982,317, representing 5.9% of net assets.
c
Non-income producing.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $113,061,016, representing 4.1% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
g
See Note 6 regarding investments in Russian securities.
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(d) regarding securities on loan.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Equity
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,350,902,006
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 110,428,610
Value - Unaffiliated issuers (Includes securities loaned of $29,372,962) ................................. $2,660,306,681
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 110,428,610
Cash .................................................................................... 253
Foreign currency, at value (cost $27,500) ......................................................... 27,440
Receivables:
Investment securities sold ................................................................... 1,735,418
Capital shares sold ........................................................................ 13,986,480
Dividends ............................................................................... 6,372,804
Total assets .......................................................................... 2,792,857,686
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,604,576
Capital shares redeemed ................................................................... 35,764,916
Management fees ......................................................................... 2,029,044
Distribution fees .......................................................................... 300,638
Transfer agent fees ........................................................................ 473,386
Trustees' fees and expenses ................................................................. 14,860
Payable upon return of securities loaned (Note 1d) .................................................. 7,924,481
Deferred taxes on unrealized appreciation ........................................................ 8,442,763
Accrued expenses and other liabilities ........................................................... 249,750
Total liabilities ......................................................................... 60,804,414
Net assets, at value ................................................................. $2,732,053,272
Net assets consist of:
Paid-in capital ............................................................................. $1,337,476,698
Total distributable earnings (losses) ............................................................. 1,394,576,574
Net assets, at value ................................................................. $2,732,053,272

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Equity
Fund
Class A:
Net assets, at value ....................................................................... $1,251,527,446
Shares outstanding ........................................................................ 34,383,598
Net asset value per share
a,b
.................................................................. $36.40
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
................................ $38.52
Class C:
Net assets, at value ....................................................................... $24,431,275
Shares outstanding ........................................................................ 688,872
Net asset value and maximum offering price per share
a,b
............................................ $35.47
Class R:
Net assets, at value ....................................................................... $63,265,569
Shares outstanding ........................................................................ 1,784,061
Net asset value and maximum offering price per share
b
............................................. $35.46
Class R6:
Net assets, at value ....................................................................... $437,142,639
Shares outstanding ........................................................................ 12,108,402
Net asset value and maximum offering price per share
b
............................................. $36.10
Advisor Class:
Net assets, at value ....................................................................... $955,686,343
Shares outstanding ........................................................................ 26,454,783
Net asset value and maximum offering price per share
b
............................................. $36.13
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Equity
Fund
Investment income:
Dividends: (net of foreign taxes of $2,398,683)
Unaffiliated issuers ........................................................................ $23,621,633
Non-controlled affiliates (Note 3 f ) ............................................................. 1,280,093
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 42,699
Non-controlled affiliates (Note 3 f ) ............................................................. 45,528
Total investment income ................................................................... 24,989,953
Expenses:
Management fees (Note 3 a ) ................................................................... 11,793,116
Distribution fees: (Note 3c )
Class A ................................................................................ 1,338,728
Class C ................................................................................ 101,243
Class R ................................................................................ 130,386
Transfer agent fees: (Note 3e )
Class A ................................................................................ 677,722
Class C ................................................................................ 12,818
Class R ................................................................................ 33,024
Class R6 ............................................................................... 37,638
Advisor Class ............................................................................ 489,304
Custodian fees ............................................................................ 143,361
Reports to shareholders fees .................................................................. 57,961
Registration and filing fees .................................................................... 129,465
Professional fees ........................................................................... 54,939
Trustees' fees and expenses .................................................................. 101,153
Other .................................................................................... 31,312
Total expenses ......................................................................... 15,132,170
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (994,442)
Net expenses ......................................................................... 14,137,728
Net investment income ................................................................ 10,852,225
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $95,495)
Unaffiliated issuers ...................................................................... 142,624,639
Foreign currency transactions ................................................................ (385,243)
Net realized gain (loss) .................................................................. 142,239,396
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 581,043,022
Translation of other assets and liabilities denominated in foreign currencies .............................. (93,441)
Change in deferred taxes on unrealized appreciation ............................................... 3,764,257
Net change in unrealized appreciation (depreciation) ............................................ 584,713,838
Net realized and unrealized gain (loss) ............................................................ 726,953,234
Net increase (decrease) in net assets resulting from operations .......................................... $737,805,459

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Equity Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,852,225 $21,856,124
Net realized gain (loss) ................................................. 142,239,396 49,298,251
Net change in unrealized appreciation (depreciation) ........................... 584,713,838 485,961,043
Net increase (decrease) in net assets resulting from operations ................ 737,805,459 557,115,418
Distributions to shareholders:
Class A ............................................................. — (23,630,868)
Class C ............................................................. — (332,708)
Class R ............................................................. — (1,012,448)
Class R6 ............................................................ — (9,373,719)
Advisor Class ........................................................ — (16,797,591)
Total distributions to shareholders .......................................... — (51,147,334)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,022,665) (50,365,029)
Class C ............................................................. 1,510,893 (2,741,920)
Class R ............................................................. 5,944,723 6,103,042
Class R6 ............................................................ (10,622,967) 95,553,014
Advisor Class ........................................................ 111,556,077 160,528,355
Total capital share transactions ............................................ 107,366,061 209,077,462
Net increase (decrease) in net assets ................................... 845,171,520 715,045,546
Net assets:
Beginning of period ..................................................... 1,886,881,752 1,171,836,206
End of period .......................................................... $2,732,053,272 $1,886,881,752

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Equity Fund
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Templeton Emerging Markets Equity
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective June 1, 2026, Templeton Developing Markets Trust
was renamed Templeton Emerging Markets Equity Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Equity Fund
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc.,
an affiliate of the Fund. Additionally, at June 30, 2026, the
Fund held $26,533,492 in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Equity Fund
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Templeton Emerging Markets Equity Fund
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class A Shares: 2508331 –
Shares sold
a
................................... 2,557,953 $82,429,872 2,386,670 $55,036,559
Shares issued in reinvestment of distributions .......... — — 824,983 21,318,585
Shares redeemed ............................... (2,640,857) (83,452,537) (5,637,080) (126,720,173)
Net increase (decrease) .......................... (82,904) $(1,022,665) (2,425,427) $(50,365,029)
Class C Shares: 81337 –
Shares sold ................................... 150,352 $4,586,811 122,876 $2,737,583
Shares issued in reinvestment of distributions .......... — — 13,089 330,674
Shares redeemed
a
.............................. (102,344) (3,075,918) (265,310) (5,810,177)
Net increase (decrease) .......................... 48,008 $1,510,893 (129,345) $(2,741,920)
Class R Shares: (479658) –
Shares sold ................................... 402,002 $12,226,211 543,608 $11,745,901
Shares issued in reinvestment of distributions .......... — — 40,173 1,012,376
Shares redeemed ............................... (205,394) (6,281,488) (300,731) (6,655,235)
Net increase (decrease) .......................... 196,608 $5,944,723 283,050 $6,103,042
Class R6 Shares: (3811981) –
Shares sold ................................... 2,970,828 $89,804,326 6,525,286 $150,161,467
Shares issued in reinvestment of distributions .......... — — 290,525 7,432,748
Shares redeemed ............................... (3,174,331) (100,427,293) (2,800,327) (62,041,201)
Net increase (decrease) .......................... (203,503) $(10,622,967) 4,015,484 $95,553,014
Advisor Class Shares: (11025039) –
Shares sold ................................... 8,876,824 $276,161,400 12,466,866 $274,113,493
Shares issued in reinvestment of distributions .......... — — 587,487 15,047,625
Shares redeemed ............................... (5,158,688) (164,605,323) (5,747,450) (128,632,763)
Net increase (decrease) .......................... 3,718,136 $111,556,077 7,306,903 $160,528,355
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Templeton Emerging Markets Equity Fund
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 1.021% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Templeton Emerging Markets Equity Fund
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$452,089 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $29,479
CDSC retained .............................................................................. $363
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Templeton Emerging Markets Equity Fund
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, and for Class R6 do not exceed 1.00%, based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective July 13, 2026, the expenses (excluding certain fees and expenses as previously disclosed) for each Class of the
Fund will be limited to 0.98% and Class R6 will be limited to 0.85% based on the average net assets of each Class until July
12, 2027.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until July 12, 2027.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $51,407,962 $267,905,924 $(216,809,757) $— $— $102,504,129 102,504,129 $1,280,093
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $1,716,579 $32,066,946 $(25,859,044) $— $— $7,924,481 7,924,481 $45,528
Total Affiliated Securities ... $53,124,541 $299,972,870 $(242,668,801) $— $— $110,428,610 $1,325,621
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 4,836,342
Long term ................................................................................ 35,373,437
Total capital loss carryforwards ............................................................... $40,209,779
a
a
Includes $40,209,779 from the acquired Templeton BRIC Fund and Templeton China World Fund, which may be carried over to offset future capital gains, subject to certain limitations.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Emerging Markets Equity Fund
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2025, the Fund deferred post-October capital losses $1,739,338.
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$362,479,687 and $275,269,480, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$7,924,481 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively
Cost of investments .......................................................................... $1,493,796,054
Unrealized appreciation ........................................................................ $1,458,595,747
Unrealized depreciation ........................................................................ (181,656,510)
Net unrealized appreciation (depreciation) .......................................................... $1,276,939,237
4. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Emerging Markets Equity Fund
affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2026.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
6. Concentration of Risk
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Emerging Markets Equity Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 68,749,626 $ — $ — $ 68,749,626
Chile ................................ 19,844,672 — — 19,844,672
China ............................... 9,813,374 481,648,634 — 491,462,008
Hong Kong ........................... — 43,541,203 — 43,541,203
Hungary ............................. — 24,914,370 — 24,914,370
India ................................ 19,241,320 187,389,392 — 206,630,712
Indonesia ............................ 5,953,697 — — 5,953,697
Italy ................................. — 1,092,692 — 1,092,692
Mexico .............................. 47,653,182 — — 47,653,182
Peru ................................ 8,818,319 — — 8,818,319
Philippines ............................ — 10,127,569 — 10,127,569
Russia ............................... — — —
b
—
South Africa ........................... — 63,547,766 — 63,547,766
South Korea .......................... — 820,371,219 — 820,371,219
Taiwan ............................... — 672,566,159 — 672,566,159
Thailand ............................. 3,282,644 27,729,784 — 31,012,428
Turkiye .............................. — 4,197,847 — 4,197,847
United Arab Emirates .................... — 14,240,255 — 14,240,255
United States .......................... 33,114,235 — — 33,114,235
Preferred Stocks ........................ 91,891,385 — — 91,891,385
Escrows and Litigation Trusts ............... — 536,629 40,708 577,337
Short Term Investments ................... 110,428,610 — — 110,428,610
Total Investments in Securities ........... $418,791,064 $2,351,903,519
c
$40,708 $2,770,735,291
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $2,351,903,519, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Templeton Emerging Markets Equity Fund
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

Templeton Developing Markets Trust

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
TEMPLETON EMERGING MARKETS EQUITY FUND
(formerly, Templeton Developing Markets Trust)
(Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Templeton Asset Management
Ltd. (TAML) and the Fund, and an investment sub-advisory agreement between TAML and Franklin Templeton Investment
Management Limited (Sub-Adviser), an affiliate of TAML, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. TAML and the Sub-Adviser are each referred to herein as a Manager. The Board noted that the Fund would change its name from Templeton Developing Markets Trust to Templeton
Emerging Markets Equity Fund, effective June 1, 2026.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements
For the period covered by this report

Templeton Developing Markets Trust

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Semiannual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2025. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for the Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Fund’s
Advisor Class performance information.

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its
Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 14 other emerging markets funds. The Board noted that the
Management Rate for the Fund was above the median and in the fifth quintile (most expensive) of its Expense Group. The
Board discussed the above median expenses with management and management explained that the Fund’s investment team leverages a research-intensive, fundamentally driven emerging market process that requires extensive on-the-ground research and global analytical resources. The Board also noted that the actual total expense ratio for the Fund was approximately
2 basis points above the median of its Expense Group. The Board further noted that the Fund’s actual total expense ratio reflected a cap on operating expenses. The Board also noted that the Sub-Adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the Sub-Adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that although the Fund experienced growth in its assets under management, the net expense ratio did not change as the Fund’s net expense ratio is capped at 1.13%.
The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

505-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Emerging Markets Equity Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 28, 2026